Income tax credit/(expense) - Current tax and Deferred tax (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025	Jun. 30, 2024
Current tax
Total current tax expense	£ (770)	£ (651)	£ (838)	£ (836)
Deferred tax
Origination and reversal of temporary differences	7,542	(6,194)	7,311	1,038
Total deferred tax credit/(expense)	7,542	(6,194)	7,311	1,038		£ 19,559
Total tax expense
Total income credit/(expense)	6,772	(6,845)	6,473	202
Weighted average annual tax rate						14.84%
Forecast
Total tax expense
Weighted average annual tax rate					21.91%
UK and US
Current tax
Current tax on loss for the period	(38)	(89)	£ (105)	(160)
UK
Total tax expense
Corporate tax rate			25.00%
Other than UK and US
Current tax
Current tax on loss for the period	£ (732)	£ (562)	£ (733)	£ (676)